Financial instruments - Payments agreed by contracts, Derivative (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Derivatives designated as hedging instruments | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-discounted payments, derivative financial instruments	€ 1,347,000	€ 2,901,000
Derivatives designated as hedging instruments | 1 to 3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-discounted payments, derivative financial instruments	0	560,000
Derivatives not designated as hedging instruments | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-discounted payments, derivative financial instruments	7,091,000	9,523,000
Derivatives not designated as hedging instruments | 1 to 3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-discounted payments, derivative financial instruments	€ 11,820,000	€ 102,434,000